Stockholders' equity - Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Market price per share	R$ 32.03	R$ 30.05
Preference shares [member]
Disclosure of classes of share capital [line items]
Average cost	21.76	21.76
Market price per share	R$ 37.10	35.50
Preference shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Cost per share		37.45
Preference shares [member] | Weighted average [member]
Disclosure of classes of share capital [line items]
Cost per share		38.95
Preference shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Cost per share		R$ 40.06